Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2013
Fair Values of Assets and Liabilities [Abstract]
FAIR VALUES OF ASSETS AND LIABILITIES

19. Fair Values of assets and liabilities

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Mortgage loans held for sale

Huntington elected to apply the fair value option for mortgage loans originated with the intent to sell which are included in loans held for sale. Mortgage loans held for sale are classified as Level 2 and are estimated using security prices for similar product types.

Available-for-sale securities and trading account securities

Securities accounted for at fair value include both the available-for-sale and trading portfolios. Huntington uses prices obtained from third party pricing services and recent trades to determine the fair value of securities. AFS and trading securities are classified as Level 1 using quoted market prices (unadjusted) in active markets for identical securities that Huntington has the ability to access at the measurement date. 1% of the positions in these portfolios are Level 1, and consist of U.S. Treasury securities and money market mutual funds. When quoted market prices are not available, fair values are classified as Level 2 using quoted prices for similar assets in active markets, quoted prices of identical or similar assets in markets that are not active, and inputs that are observable for the asset, either directly or indirectly, for substantially the full term of the financial instrument. 88% of the positions in these portfolios are Level 2, and consist of U.S. Government and agency debt securities, agency mortgage backed securities, asset-backed securities, municipal securities and other securities. For both Level 1 and Level 2 securities, management uses various methods and techniques to corroborate prices obtained from the pricing service, including reference to dealer or other market quotes, and by reviewing valuations of comparable instruments. If relevant market prices are limited or unavailable, valuations may require significant management judgment or estimation to determine fair value, in which case the fair values are classified as Level 3. 11% of our positions are Level 3, and consist of non-agency ALT-A asset-backed securities, private-label CMO securities, pooled-trust-preferred CDO securities and municipal securities. A significant change in the unobservable inputs for these securities may result in a significant change in the ending fair value measurement of these securities.

The Alt-A, private label CMO and CDO securities portfolios are classified as Level 3 and as such use significant estimates to determine the fair value of these securities which results in greater subjectivity. The Alt-A and private label CMO securities portfolios are subjected to a monthly review of the projected cash flows, while the cash flows of the pooled-trust-preferred securities portfolio are reviewed quarterly. These reviews are supported with analysis from independent third parties, and are used as a basis for impairment analysis.

Alt-A mortgage-backed and private-label CMO securities are collateralized by first-lien residential mortgage loans. The securities valuation methodology incorporates values obtained from a third party pricing specialist using a discounted cash flow approach and a proprietary pricing model and includes assumptions management believes market participants would use to value the securities under current market conditions. The model uses inputs such as estimated prepayment speeds, losses, recoveries, default rates that are implied by the underlying performance of collateral in the structure or similar structures, house price depreciation / appreciation rates that are based upon macroeconomic forecasts and discount rates that are implied by market prices for similar securities with similar collateral structures.

CDOs are backed by a pool of debt securities issued by financial institutions. The collateral generally consists of CDO securities and subordinated debt securities issued by banks, bank holding companies, and insurance companies. A full cash flow analysis is used to estimate fair values and assess impairment for each security within this portfolio. We engage a third party pricing specialist with direct industry experience in pooled-trust-preferred securities valuations to provide assistance in estimating the fair value and expected cash flows for each security in this portfolio.  The PD of each issuer and the market discount rate are the most significant inputs in determining fair value.  Management evaluates the PD assumptions provided by the third party pricing specialist by comparing the current PD to the assumptions used the previous quarter, actual defaults and deferrals in the current period, and trend data on certain financial ratios of the issuers. Huntington also evaluates the assumptions related to discount rates.   Relying on cash flows is necessary because there was a lack of observable transactions in the market and many of the original sponsors or dealers for these securities are no longer able to provide a fair value that is compliant with ASC 820.

Huntington utilizes the same processes to determine the fair value of investment securities classified as held-to-maturity for impairment evaluation purposes.

Automobile loans

Effective January 1, 2010, Huntington consolidated an automobile loan securitization that previously had been accounted for as an off-balance sheet transaction. As a result, Huntington elected to account for these automobile loan receivables at fair value per guidance supplied in ASC 825. The automobile loan receivables are classified as Level 3. The key assumptions used to determine the fair value of the automobile loan receivables included projections of expected losses and prepayment of the underlying loans in the portfolio and a market assumption of interest rate spreads. Certain interest rates are available from similarly traded securities while other interest rates are developed internally based on similar asset-backed security transactions in the market.

MSRs

MSRs do not trade in an active market with readily observable prices. Accordingly, the fair value of these assets is classified as Level 3. Huntington determines the fair value of MSRs using an income approach model based upon our month-end interest rate curve and prepayment assumptions. The model, which is operated and maintained by a third party, utilizes assumptions to estimate future net servicing income cash flows, including estimates of time decay, payoffs, and changes in valuation inputs and assumptions. Servicing brokers and other sources of information (e.g. discussion with other mortgage servicers and industry surveys) are used to obtain information on market practice and assumptions. On at least a quarterly basis, third party marks are obtained from at least one service broker. Huntington reviews the valuation assumptions against this market data for reasonableness and adjusts the assumptions if deemed appropriate. Any recommended change in assumptions and / or inputs are presented for review to the Mortgage Price Risk Subcommittee for final approval.

Derivatives

Derivatives classified as Level 1 consist of exchange traded options and forward commitments to deliver mortgage-backed securities which are valued using quoted prices. Asset and liability conversion swaps and options, and interest rate caps are classified as Level 2. These derivative positions are valued using a discounted cash flow method that incorporates current market interest rates. Derivatives classified as Level 3 consist primarily of interest rate lock agreements related to mortgage loan commitments. The determination of fair value includes assumptions related to the likelihood that a commitment will ultimately result in a closed loan, which is a significant unobservable assumption. A significant increase or decrease in the external market price would result in a significantly higher or lower fair value measurement.

Assets and Liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012 are summarized below:

Fair Value Measurements at Reporting Date Using							Netting	Balance at
(dollar amounts in thousands)		Level 1	Level 2		Level 3	Adjustments (1)		December 31, 2013
Assets
Mortgage loans held for sale	$	---	$278,928	$	---	$	---	$278,928

Trading account securities:
Federal agencies: Mortgage-backed		---	---		---		---	---
Federal agencies: Other agencies		---	834		---		---	834
Municipal securities		---	2,180		---		---	2,180
Other securities		32,081	478		---		---	32,559
		32,081	3,492		---		---	35,573

Available-for-sale and other securities:
U.S. Treasury securities		51,604	---		---		---	51,604
Federal agencies: Mortgage-backed (2)		---	3,566,221		---		---	3,566,221
Federal agencies: Other agencies		---	319,888		---		---	319,888
Municipal securities		---	491,455		654,537		---	1,145,992
Private-label CMO		---	16,964		32,140		---	49,104
Asset-backed securities		---	983,621		107,419		---	1,091,040
Covered bonds		---	285,874		---		---	285,874
Corporate debt		---	457,240		---		---	457,240
Other securities		16,971	3,828		---		---	20,799
		68,575	6,125,091		794,096		---	6,987,762

Automobile loans		---	---		52,286		---	52,286

MSRs		---	---		34,236		---	34,236

Derivative assets		36,774	219,045		3,066		(58,856)	200,029

Liabilities

Derivative liabilities		22,787	124,123		676		(18,312)	129,274

Short-term borrowings		---	1,089		---		---	1,089

Fair Value Measurements at Reporting Date Using							Netting	Balance at
(dollar amounts in thousands)		Level 1	Level 2		Level 3	Adjustments (1)		December 31, 2012
Assets
Mortgage loans held for sale	$	---	$452,949	$	---	$	---	$452,949

Trading account securities:
Federal agencies: Mortgage-backed		---	---		---		---	---
Municipal securities		---	15,218		---		---	15,218
Other securities		75,729	258		---		---	75,987
		75,729	15,476		---		---	91,205

Available-for-sale and other securities:
U.S. Treasury securities		52,311	---		---		---	52,311
Federal agencies: Mortgage-backed (2)		---	4,264,670		---		---	4,264,670
Federal agencies: Other agencies (3)		---	359,626		---		---	359,626
Municipal securities		---	439,772		61,228		---	501,000
Private-label CMO		---	22,793		48,775		---	71,568
Asset-backed securities		---	919,046		110,037		---	1,029,083
Covered bonds		---	290,625		---		---	290,625
Corporate debt		---	668,142		---		---	668,142
Other securities		17,177	3,898		---		---	21,075
		69,488	6,968,572		220,040		---	7,258,100

Automobile loans		---	---		142,762		---	142,762

MSRs		---	---		35,202		---	35,202

Derivative assets		6,368	465,517		13,180		(99,368)	385,697

Liabilities

Derivative liabilities		6,813	228,312		478		(83,415)	152,188

(1) Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle positive and negative positions and cash collateral held or placed with the same counterparties.

(2) During 2013 and 2012, Huntington transferred $292.2 million and $278.2 million, respectively of federal agencies: mortgage-backed securities from the available-for-sale securities portfolio to the held-to-maturity securities portfolio. These securities are valued at amortized cost and no longer classified within the fair value hierarchy. All securities were previously classified as Level 2 in the fair value hierarchy.

(3) During 2012, Huntington transferred $0.5 million of federal agencies: other agencies securities from the available-for-sale securities portfolio to the held-to-maturity securities portfolio. These securities are valued at amortized cost and no longer classified within the fair value hierarchy. All securities were previously classified as Level 2 in the fair value hierarchy.

The tables below present a rollforward of the balance sheet amounts for the years ended December 31, 2013, 2012, and 2011 for financial instruments measured on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 measurements may also include observable components of value that can be validated externally. Accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology:

	Level 3 Fair Value Measurements
	Year ended December 31, 2013
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private-	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$35,202	$12,702		$61,228	$48,775	$110,037	$142,762
Total gains / losses:
Included in earnings	(966)	(5,944)		2,129	(180)	(2,244)	(358)
Included in OCI	---	---		9,075	1,703	35,139	---
Other (1)	---	---		600,435	---	---	---
Sales	---	---		---	(10,254)	(16,711)	---
Repayments	---	---		---	---	---	(90,118)
Settlements	---	(4,368)		(18,330)	(7,904)	(18,802)	---
Balance, end of year	$34,236	$2,390		$654,537	$32,140	$107,419	$52,286

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(966)	$(5,944)		$9,075	$1,703	$35,139	$(358)

	Level 3 Fair Value Measurements
	Year ended December 31, 2012
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$65,001	$(169)		$95,092	$72,364	$121,698	$296,250
Total gains / losses:
Included in earnings	(29,799)	10,617		---	(796)	(59)	(1,230)
Included in OCI	---	---		(1,637)	8,245	23,138	---
Sales	---	---		(3,040)	(15,183)	(20,852)	---
Repayments	---	---		---	---	---	(152,258)
Settlements	---	2,254		(29,187)	(15,855)	(13,888)	---
Balance, end of year	$35,202	$12,702		$61,228	$48,775	$110,037	$142,762

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(29,799)	$5,818		$(1,637)	$8,245	$23,138	$(1,230)

	Level 3 Fair Value Measurements
	Year ended December 31, 2011
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$125,679	$966		$149,806	$121,925	$162,684	$522,717
Total gains / losses:
Included in earnings	(60,678)	211		---	(1,673)	(3,065)	(6,577)
Included in OCI	---	---		---	349	2,070	---
Purchases	---	---		1,760	---	---	---
Sales	---	---		---	(20,958)	---	---
Repayments	---	---		---	---	---	(219,890)
Settlements	---	(1,346)		(56,474)	(27,279)	(39,991)	---
Balance, end of year	$65,001	$(169)		$95,092	$72,364	$121,698	$296,250

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(60,678)	$(1,135)	$	---	$(1,494)	$595	$(6,577)

(1) Effective December 31, 2013 approximately $600.4 million of direct purchase municipal instruments were reclassified from C&I loans to available-for-sale securities.

The tables below summarize the classification of gains and losses due to changes in fair value, recorded in earnings for Level 3 assets and liabilities for the years ended December 31, 2013, 2012, and 2011:

	Level 3 Fair Value Measurements
	Year ended December 31, 2013
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(966)	$(5,944)	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(336)		(1,466)		---
Interest and fee income	---	---		2,129		156		(778)		(3,569)
Noninterest income	---	---		---		---		---		3,211
Total	$(966)	$(5,944)		$2,129		$(180)		$(2,244)		$(358)

	Level 3 Fair Value Measurements
	Year ended December 31, 2012
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(29,799)	$10,617	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(1,614)		---		---
Interest and fee income	---	---		---		818		(59)		(6,950)
Noninterest income	---	---		---		---		---		5,720
Total	$(29,799)	$10,617	$	---		$(796)		$(59)		$(1,230)

	Level 3 Fair Value Measurements
	Year ended December 31, 2011
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(60,678)	$6,635	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(2,551)		(4,159)		---
Interest and fee income	---	---		---		878		1,094		(11,645)
Noninterest income	---	(6,424)		---		---		---		5,068
Total	$(60,678)	$211	$	---		$(1,673)		$(3,065)		$(6,577)

Assets and liabilities under the fair value option

The following table presents the fair value and aggregate principal balance of certain assets and liabilities under the fair value option:

	December 31, 2013			December 31, 2012
	Fair value	Aggregate		Fair value	Aggregate
	carrying	unpaid		carrying	unpaid
(dollar amounts in thousands)	amount	principal	Difference	amount	principal	Difference
Assets
Mortgage loans held for sale	$278,928	$276,945	$1,983	$452,949	$438,254	$14,695
Automobile loans	52,286	50,800	1,486	142,762	140,916	1,846
Liabilities

The following tables present the net gains (losses) from fair value changes, including net gains (losses) associated with instrument specific credit risk for the years ended December 31, 2013, 2012 and 2011:

	Net gains (losses) from fair value changes
	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011

Assets
Mortgage loans held for sale	$(12,711)	$4,284	$13,842
Automobile loans	(360)	(1,231)	(6,577)
Liabilities
Securitization trust notes payable	---	(2,023)	(7,731)

	Gains (losses) included in fair value changes
	associated with instrument specific credit risk
	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011

Assets
Automobile loans	$2,207	$2,749	$6,610

Assets and Liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities may be required to be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets and liabilities are not measured at fair value on an ongoing basis; however, they are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment. For the year ended December 31, 2013, assets measured at fair value on a nonrecurring basis were as follows:

Fair Value Measurements Using
			Quoted Prices		Significant	Significant	Total
			In Active		Other	Other	Gains/(Losses)
			Markets for		Observable	Unobservable	For the
	Fair Value at		Identical Assets		Inputs	Inputs	Year Ended
(dollar amounts in thousands)	December 31,		(Level 1)		(Level 2)	(Level 3)	December 31,
2013
Impaired loans	$114,256	$	---	$	---	$114,256	$(39,228)
Other real estate owned	27,664		---		---	27,664	$4,302

Periodically, Huntington records nonrecurring adjustments of collateral-dependent loans measured for impairment when establishing the ACL. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. Appraisals are generally obtained to support the fair value of the collateral and incorporate measures such as recent sales prices for comparable properties and cost of construction. In cases where the carrying value exceeds the fair value of the collateral less cost to sell, an impairment charge is recognized. During the year ended December 31, 2013, Huntington identified $114.3 million of impaired loans for which the fair value is recorded based upon collateral value. For the year ended December 31, 2013, nonrecurring fair value losses of $39.2 million were recorded within the provision for credit losses.

Other real estate owned properties are included in accrued income and other assets and valued based on appraisals and third party price opinions, less estimated selling costs. During the year ended December 31, 2013, Huntington recorded $27.7 million of OREO assets at fair value and recognized gains of $4.3 million, recorded within noninterest expense.

Significant unobservable inputs for assets and liabilities measured at fair value on a recurring and nonrecurring basis

The table below presents quantitative information about the significant unobservable inputs for assets and liabilities measured at fair value on a recurring and nonrecurring basis at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements
(dollar amounts in thousands)	Fair Value at	Valuation	Significant	Range
	December 31, 2013	Technique	Unobservable Input	(Weighted Average)
MSRs	$34,236	Discounted cash flow	Constant prepayment rate (CPR)	7% - 32% (12%)
			Spread over forward interest rate swap rates	-158 - 4,216 (1,069)

Derivative assets	3,066	Consensus Pricing	Net market price	-5.25% - 13.53% (1.3%)
Derivative liabilities	676		Estimated Pull thru %	50% - 89% (78%)

Municipal securities	654,537	Discounted cash flow	Discount rate	1.6% - 4.5% (2.4%)

Private-label CMO	32,140	Discounted cash flow	Discount rate	2.9% - 8.3% (6.3%)
			Constant prepayment rate (CPR)	12.0% - 31.6% (18.0%)
			Probability of default	0.1% - 4.0% (0.7%)
			Loss Severity	8.0% - 64.0% (38.2%)

Asset-backed securities	107,419	Discounted cash flow	Discount rate	3.7% - 15.5% (8.1%)
			Constant prepayment rate (CPR)	5.7% - 5.7% (5.7%)
			Cumulative prepayment rate	0.0% - 100% (16.6%)
			Constant default	1.4% - 4.0% (2.8%)
			Cumulative default	0.5% - 100% (18.2%)
			Loss given default	20% - 100% (93.7%)
			Cure given deferral	0.0% - 75% (35.8%)
			Loss severity	49.0% - 69.0% (63.5%)

Automobile loans	52,286	Discounted cash flow	Constant prepayment rate (CPR)	79.2%
			Discount rate	0.3% - 5.0% (1.5%)

Impaired loans	114,256	Appraisal value	NA	NA

Other real estate owned	27,664	Appraisal value	NA	NA

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship between unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below.

A significant change in the unobservable inputs may result in a significant change in the ending fair value measurement of Level 3 instruments. In general, prepayment rates increase when market interest rates decline and decrease when market interest rates rise and higher prepayment rates generally result in lower fair values for MSR assets, Private-label CMO securities, Asset-backed securities, and automobile loans.

Credit loss estimates, such as probability of default, constant default, cumulative default, loss given default, cure given deferral, and loss severity, are driven by the ability of the borrowers to pay their loans and the value of the underlying collateral and are impacted by changes in macroeconomic conditions, typically increasing when economic conditions worsen and decreasing when conditions improve. An increase in the estimated prepayment rate typically results in a decrease in estimated credit losses and vice versa. Higher credit loss estimates generally result in lower fair values. Credit spreads generally increase when liquidity risks and market volatility increase and decrease when liquidity conditions and market volatility improve.

Discount rates and spread over forward interest rate swap rates typically increase when market interest rates increase and/or credit and liquidity risks increase and decrease when market interest rates decline and/or credit and liquidity conditions improve. Higher discount rates and credit spreads generally result in lower fair market values.

Net market price and pull through percentages generally increase when market interest rates increase and decline when market interest rates decline. Higher net market price and pull through percentages generally result in higher fair values.

Fair values of financial instruments

The following table provides the carrying amounts and estimated fair values of Huntington's financial instruments that are carried either at fair value or cost at December 31, 2013 and December 31, 2012:

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(dollar amounts in thousands)	Amount	Value	Amount	Value
Financial Assets:
Cash and short-term assets	$1,058,175	$1,058,175	$1,333,727	$1,333,727
Trading account securities	35,573	35,573	91,205	91,205
Loans held for sale	326,212	326,212	764,309	773,013
Available-for-sale and other securities	7,308,753	7,308,753	7,566,175	7,566,175
Held-to-maturity securities	3,836,667	3,760,898	1,743,876	1,794,105
Net loans and direct financing leases	42,472,630	40,976,014	39,959,350	38,401,965
Derivatives	200,029	200,029	385,697	385,697

Financial Liabilities:
Deposits	47,506,718	48,132,550	46,252,683	46,330,715
Short-term borrowings	552,143	543,552	589,814	584,671
Federal Home Loan Bank advances	1,808,293	1,808,558	1,008,959	1,008,959
Other long term debt	1,349,119	1,342,890	158,784	156,719
Subordinated notes	1,100,860	1,073,116	1,197,091	1,183,827
Derivatives	129,274	129,274	152,188	152,188

The following table presents the level in the fair value hierarchy for the estimated fair values of only Huntington's financial instruments that are not already on the Consolidated Balance Sheets at fair value at December 31, 2013 and December 31, 2012:

Estimated Fair Value Measurements at Reporting Date Using								Balance at
(dollar amounts in thousands)		Level 1		Level 2		Level 3		December 31, 2013

Financial Assets
Loans held for sale	$	---	$	---	$	---	$	---
Held-to-maturity securities		---		3,760,898		---		3,760,898
Net loans and direct financing leases		---		---		40,976,014		40,976,014
Financial liabilities
Deposits		---		42,279,542		5,853,008		48,132,550
Short-term borrowings		---		---		543,552		543,552
Federal Home Loan Bank advances		---		---		1,808,558		1,808,558
Other long-term debt		---		---		1,342,890		1,342,890
Subordinated notes		---		---		1,073,116		1,073,116

Estimated Fair Value Measurements at Reporting Date Using								Balance at
(dollar amounts in thousands)		Level 1		Level 2		Level 3		December 31, 2012

Financial Assets
Loans held for sale	$	---	$	---		$316,007		$316,007
Held-to-maturity securities		---		1,794,105		---		1,794,105
Net loans and direct financing leases		---		---		38,259,203		38,259,203
Financial liabilities
Deposits		---		39,136,127		7,194,588		46,330,715
Short-term borrowings		---		---		584,671		584,671
Other long-term debt		---		2,124		154,595		156,719
Subordinated notes		---		---		1,183,827		1,183,827

The short-term nature of certain assets and liabilities result in their carrying value approximating fair value. These include trading account securities, customers' acceptance liabilities, short-term borrowings, bank acceptances outstanding, FHLB advances, and cash and short-term assets, which include cash and due from banks, interest-bearing deposits in banks, and federal funds sold and securities purchased under resale agreements. Loan commitments and letters of credit generally have short-term, variable-rate features and contain clauses that limit Huntington's exposure to changes in customer credit quality. Accordingly, their carrying values, which are immaterial at the respective balance sheet dates, are reasonable estimates of fair value. Not all the financial instruments listed in the table above are subject to the disclosure provisions of ASC Topic 820.

Certain assets, the most significant being operating lease assets, bank owned life insurance, and premises and equipment, do not meet the definition of a financial instrument and are excluded from this disclosure. Similarly, mortgage and nonmortgage servicing rights, deposit base, and other customer relationship intangibles are not considered financial instruments and are not included above. Accordingly, this fair value information is not intended to, and does not, represent Huntington's underlying value. Many of the assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by Management. These estimations necessarily involve the use of judgment about a wide variety of factors, including but not limited to, relevancy of market prices of comparable instruments, expected future cash flows, and appropriate discount rates.

The following methods and assumptions were used by Huntington to estimate the fair value of the remaining classes of financial instruments:

Held-to-maturity securities

Fair values are determined by using models that are based on security-specific details, as well as relevant industry and economic factors. The most significant of these inputs are quoted market prices, and interest rate spreads on relevant benchmark securities.

Loans and Direct Financing Leases

Variable-rate loans that reprice frequently are based on carrying amounts, as adjusted for estimated credit losses. The fair values for other loans and leases are estimated using discounted cash flow analyses and employ interest rates currently being offered for loans and leases with similar terms. The rates take into account the position of the yield curve, as well as an adjustment for prepayment risk, operating costs, and profit. This value is also reduced by an estimate of expected losses and the credit risk associated in the loan and lease portfolio. The valuation of the loan portfolio reflected discounts that Huntington believed are consistent with transactions occurring in the market place.

Deposits

Demand deposits, savings accounts, and money market deposits are, by definition, equal to the amount payable on demand. The fair values of fixed-rate time deposits are estimated by discounting cash flows using interest rates currently being offered on certificates with similar maturities.

Debt

Fixed-rate, long-term debt is based upon quoted market prices, which are inclusive of Huntington's credit risk. In the absence of quoted market prices, discounted cash flows using market rates for similar debt with the same maturities are used in the determination of fair value.